UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F


                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bowman Technology, L.P.
Address:  1875 South Grant Street, Suite 600
          San Mateo, California 94402

13F File Number: 028-10599

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mei C. Chang
Title:    Controller
Phone:    650-287-2200

Signature, Place, and Date of Signing:

          Mei C. Chang   San Mateo, California     May 14, 2004

Report Type (Check only One.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

                         Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         24

Form 13F Information Table Value Total:     71,270
                                        (thousands)

List of Other Included Managers:                 0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


				Bowman Technology, L.P.
			      FORM 13F INFORMATION TABLE
				      03/31/2004

												       Voting Authority
			   				VALUE    Shares/ Sh/  Put/  Invstmt  Other   --------------------
Name of Issuer		     Title of class  CUSIP     (x$1000)  PrnAmt  Prn  Call  Dscretn Managers  Sole   Shared  None
--------------		     --------------  -----     --------  ------- ---  ---- -------  -------- ------  ------  ----
ADVANCED FIBRE COMMUNICATION Put	     00754A955	 2,209	 100,000 SH   Put   Sole 	      100,000
ADVANCED MICRO DEVICES	     Call	     007903907	 3,246	 200,000 SH   Call  Sole 	            0
AGERE SYSTEMS INC-CL A	     Com	     00845V100	 1,124	 350,000 SH 	    Sole 	      350,000
ANDREW CORP	             Com 	     034425108	 5,075	 290,000 SH         Sole 	      290,000
CELESTICA INC	             Com	     15101Q108	 2,870	 175,000 SH 	    Sole 	      175,000
COLT TELECOM GROUP	     Sponsored ADR   196877104	   858	 124,300 SH 	    Sole 	      124,300
ECI TELECOM LTD	    	     Ord	     268258100	 4,737	 794,800 SH 	    Sole 	      794,800
EMC CORP	             Call	     268648902	 1,361	 100,000 SH   Call  Sole 		    0
ERICSSON (LM) TEL	     Sponsored ADR   294821400	 1,388	  50,000 SH 	    Sole 	       50,000
HARSCO CORP		     Com	     415864107 	 4,004	  88,000 SH 	    Sole 	       88,000
JDS UNIPHASE CORP	     Com	     46612J101	 1,119	 275,000 SH 	    Sole 	      275,000
JUNIPER NETWORKS INC	     Com	     48203R104	 1,952	  75,000 SH 	    Sole 	       75,000
JUNIPER NETWORKS INC	     Call	     48203R904	 5,204	 200,000 SH   Call  Sole 		    0
MOTOROLA INC		     Call	     620076909	 1,760	 100,000 SH   Call  Sole 		    0
NETFLIX INC		     Com	     64110L106	 3,412	 100,000 SH 	    Sole 	      100,000
NETGEAR INC		     Com	     64111Q104	 3,440	 250,000 SH 	    Sole 	      250,000
NIPPON TELEG & TELE COPR     Sponsored ADR   654624105	 2,834	 100,000 SH 	    Sole 	      100,000
NOKIA CORP 		     Put	     654902954	 7,098	 350,000 SH   Put   Sole 	      350,000
OMNIVISION TECHNOLOGIES	     Com	     682128103	 3,414	 125,000 SH 	    Sole 	      125,000
PHOTON DYNAMICS INC	     Com	     719364101	 4,568	 140,000 SH 	    Sole 	      140,000
PROVIDE COMMERCE INC	     Com	     74373W103	   669	  29,400 SH 	    Sole 	       29,400
SANDISK CORP		     Com	     80004C101	 1,418	  50,000 SH 	    Sole 	       50,000
TIMKEN CO		     Com	     887389104	 5,575	 240,000 SH 	    Sole 	      240,000
WABASH NATIONAL CORP	     Com	     929566107	 1,935	  82,000 SH 	    Sole 	       82,000

Value Total			                        71,270